Pension and Severance Benefits	9 Months Ended
Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Severance Benefits
Pension and Severance Benefits
Net pension expense from the company's defined benefit and severance plans is primarily comprised of severance plans covering Central American employees and consists of the following:

	Quarter Ended September 30,		Nine Months Ended September 30,
(In thousands)	2013	2012	2013	2012
Service cost	$1,864	$1,787	$5,592	$5,360
Interest on projected benefit obligation	1,300	1,247	3,894	3,746
Expected return on plan assets	(333)	(378)	(996)	(1,133)
Recognized actuarial loss	310	242	922	709
Amortization of prior service cost	32	32	96	96
Defined benefit and severance plan expense	$3,173	$2,930	$9,508	$8,778